NOTE 4 - INVENTORY (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following as of December 31:
	December 31,
Category	2015	2014

Finished goods	504,695	246,077
Obsolescence Allowance	(20,000)	-

Total Inventory	$484,695	$246,077